                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10082
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312/873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley            Chicago, Illinois          November 12,  2003
---------------------  ---------------------------------   ------------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                              -----------------------

Form 13F Information Table Entry Total:            115
                                              -----------------------

Form 13F Information Table Value Total:      $ 264,468
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE



                          TITLE                                                                                 VOTING AUTHORITY
                           OF                    VALUE    SHRS OR    SH/   PUT/     INVESTMENT    OTHER
NAME OF ISSUER            CLASS       CUSIP    (x$1000)   PRN AMT    PRN   CALL     DISCRETION    MANAGERS    SOLE  SHARED  NONE
3M Company                 COM      88579Y101    3996     57846      SH             Sole                      55246         2600
AFLAC Inc.                 COM      001055102    481      14883      SH             Sole                      14083         800
Abbey National 7.25% Pfd   PFD      002920601    359      14000      SH             Sole                                    14000
Abbott Labs                COM      002824100    1502     35308      SH             Sole                      26158         9150
Alcon, Inc.                COM      H01301102    1695     30175      SH             Sole                      3075          27100
Altera Corp                COM      021441100    713      37718      SH             Sole                      37718
Altria Group, Inc.         COM      02209S103    374      8520       SH             Sole                      6520          2000
Ambac Financial Group,     COM      023139108    4310     67350      SH             Sole                      9700          57650
Inc.
American International     COM      026874107    2988     51777      SH             Sole                      48804         2973
Group
AmerisourceBergen          COM      03073E105    1215     22485      SH             Sole                      710           21775
Corporation
Amgen                      COM      031162100    3548     54945      SH             Sole                      50645         4300
Baxter International       PFD      071813406    2612     49620      SH             Sole                      1620          48000
Conv. Pfd
BB&T Corporation           COM      054937107    258      7175       SH             Sole                      7175
BP PLC ADR F Sponsored     COM      055622104    1942     46130      SH             Sole                      10177         35953
ADR
Bank of America Corp       COM      060505104    4470     57286      SH             Sole                      5742          51544
Bank One Corp              COM      06423A103    2707     70046      SH             Sole                      10280         59766
Brinker International      COM      109641100    438      13150      SH             Sole                      13150
Inc.



Bristol Meyers Squibb Co   COM      110122108    374      14582      SH             Sole                      7993          6589
CVS Corp. Com              COM      126650100    804      25900      SH             Sole                                    25900
Cardinal Health            COM      14149Y108    9559     163713     SH             Sole                      69163         94550
Caremark RX Inc            COM      141705103    5488     242855     SH             Sole                      10105         232750
Cendant Corporation        COM      151313103    3902     208800     SH             Sole                                    208800
Century Telephone          COM      156700106    367      10816      SH             Sole                      10816
Enterprises
Chevron Texaco Corp.       COM      166764100    2089     29229      SH             Sole                      1420          27809
Cisco Systems              COM      17275R102    4313     220727     SH             Sole                      207495        13232
Citigroup Inc.             COM      172967101    10317    226699     SH             Sole                      89632         137067
Coca-Cola Co               COM      191216100    3055     71132      SH             Sole                      66375         4757
Cognizant Technology       COM      192446102    2470     67745      SH             Sole                      13695         54050
Solutions
Colgate Palmolive Company  COM      194162103    3482     62307      SH             Sole                      60532         1775
Concord EFS Inc.           COM      206197105    191      13975      SH             Sole                      13975
Consolidated Edison, Inc.  COM      209115104    803      19700      SH             Sole                                    19700
Consolidated-Tomoka Land   COM      210226106    266      9168       SH             Sole                                    9168
Co.
Dell Incorporated          COM      247025109    354      10605      SH             Sole                      8405          2200
Dow Chemical Corporation   COM      260543103    374      11500      SH             Sole                      7000          4500
EMC Corporation            COM      268648102    363      28700      SH             Sole                      24200         4500
Ecolab Inc.                COM      278865100    545      21600      SH             Sole                      16350         5250
Emerson Electric           COM      291011104    269      5100       SH             Sole                      5100
Express Scripts Inc Cl A   COM      302182100    581      9500       SH             Sole                      5725          3775
Exxon Mobil Corp           COM      30231G102    6724     183711     SH             Sole                      91020         92691


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


Federal National Mortgage  COM      313586109    203      2900       SH             Sole                      1700          1200
First Data Corp            COM      319963104    6589     164870     SH             Sole                      72035         92835
Fiserv Inc.                COM      337738108    406      11199      SH             Sole                      11199
Fortune Brands/Formerly    COM      349631101    3376     59485      SH             Sole                      9410          50075
Americ
Freddie Mac                COM      313400301    712      13600      SH             Sole                      13350         250
General Electric Co.       COM      369604103    4045     135681     SH             Sole                      106681        29000
Grainger, W.W. Inc.        COM      384802104    397      8355       SH             Sole                      4755          3600
Harley Davidson Inc.       COM      412822108    1569     32561      SH             Sole                      31686         875
Health Management          COM      421933102    723      33137      SH             Sole                      30037         3100
Associates I
Hillenbrand Industries     COM      431573104    1594     28250      SH             Sole                                    28250
Inc.
Huntington Bancshares      COM      446150104    237      12000      SH             Sole                      12000
Inc.
Illinois Tool Works        COM      452308109    2319     34991      SH             Sole                      33141         1850
Intel Corporation          COM      458140100    4799     174457     SH             Sole                      161265        13192
International Business     COM      459200101    7912     89566      SH             Sole                      41761         47805
Machine
Intuit Inc.                COM      461202103    4219     87448      SH             Sole                      44398         43050
iShares MSCI EAFE Index    FUND     464287465    230      1970       SH             Sole                      1970
Fund
Jacobs Engineering Group   COM      469814107    5693     126230     SH             Sole                      54430         71800
Inc
Johnson & Johnson          COM      478160104    12440    251206     SH             Sole                      92075         159131
Johnson Controls           COM      478366107    2498     26405      SH             Sole                      25530         875
Kimberly Clark             COM      494368103    552      10770      SH             Sole                      10170         600
Corporation
Kohls Corp                 COM      500255104    2653     49590      SH             Sole                      46590         3000


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


Lehman Bros 6.5% Pfd F     PFD      524908720    264      10000      SH             Sole                                    10000
Linear Technology Corp     COM      535678106    658      18375      SH             Sole                      18375
Lowes Companies Inc.       COM      548661107    5862     112950     SH             Sole                      11650         101300
MBNA Corp                  COM      55262L100    7762     340442     SH             Sole                      175237        165205
Marsh & McLennan           COM      571748102    5147     108121     SH             Sole                      48546         59575
Companies, Inc
Medtronic Inc.             COM      585055106    3711     79074      SH             Sole                      69924         9150
Merck                      COM      589331107    2134     42154      SH             Sole                      32621         9533
Microsoft Corporation      COM      594918104    11062    398066     SH             Sole                      196218        201848
Northern Trust Company     COM      665859104    746      17581      SH             Sole                      8481          9100
Nurses Network Com         COM      670577105    0        34482      SH             Sole                                    34482
Inc/Frmrly
Nuveen Municipal Value Fd  FUND     670928100    92       10000      SH             Sole                                    10000
Nuveen Performance Plus    FUND     67062P108    310      21100      SH             Sole                                    21100
Muni Fd
Nuveen Prem Income Muni    FUND     67062T100    287      20000      SH             Sole                                    20000
Fund
Nuveen Prem Income Muni    FUND     67063W102    836      57800      SH             Sole                                    57800
Fund 2
Nuveen Prem Income Muni    FUND     6706K4104    253      20000      SH             Sole                                    20000
Fund 4
Nuveen Select Tax Free     FUND     67063C106    141      10600      SH             Sole                                    10600
Inc Port 2
Omnicom Group              COM      681919106    852      11850      SH             Sole                      9425          2425
Oxford Health Plans        COM      691471106    227      5500       SH             Sole                                    5500
Paychex, Inc.              COM      704326107    322      9497       SH             Sole                      8932          565
Pepsico Inc.               COM      713448108    794      17331      SH             Sole                      13806         3525


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

Performance Food Group     COM      713755106    4701     115467     SH             Sole                                    115467
Company
Pfizer, Inc.               COM      717081103    9362     308176     SH             Sole                      149199        158977
Procter And Gamble         COM      742718109    2926     31525      SH             Sole                      27875         3650
Qualcomm Inc.              COM      747525103    379      9100       SH             Sole                      6700          2400
Quest Diagnostics, Inc.    COM      74834L100    3535     58300      SH             Sole                                    58300
Royal Dutch Petroleum      COM      780257804    709      16035      SH             Sole                      7021          9014
S&P Midcap 400 Index Fund  FUND     464287507    674      6606       SH             Sole                      6236          370
S&P Smallcap 600 Index     FUND     464287804    376      3200       SH             Sole                      3025          175
Fund
SBC Communications Inc     COM      78387G103    636      28566      SH             Sole                      20566         8000
SLM Holding Corp           COM      78442P106    623      15980      SH             Sole                      12280         3700
SPDR Trust, Series 1       FUND     78462F103    250      2500       SH             Sole                      2100          400
Sara Lee Corp.             COM      803111103    399      21717      SH             Sole                      17911         3806
Schlumberger, Ltd          COM      806857108    223      4607       SH             Sole                      4457          150
Scudder Intermediate       FUND     811163104    75       11000      SH             Sole                                    11000
Gov't Trust
Servicemaster Co. (The)    COM      81760N109    257      25050      SH             Sole                                    25050
Sprint Corp.               COM      852061100    221      14651      SH             Sole                      3300          11351
Starbucks Corp             COM      855244109    3695     128323     SH             Sole                      128323
Stericycle Inc.            COM      858912108    2635     55850      SH             Sole                      55550         300
Sun Microsystems           COM      866810104    233      70241      SH             Sole                      500           69741
Suntrust Banks Inc.        COM      867914103    332      5500       SH             Sole                      600           4900
Sysco Corp                 COM      871829107    7010     214308     SH             Sole                      106565        107743
Target Inc.                COM      87612E106    398      10563      SH             Sole                      9675          888


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

Teva Pharmaceutical        COM      881624209    2140     37440      SH             Sole                      3090          34350
Industries
Texas Instruments Inc.     COM      882508104    292      12775      SH             Sole                      7125          5650
Tribune Company            COM      896047107    2018     43965      SH             Sole                      42465         1500
United Healthcare Corp     COM      91324P102    1499     29790      SH             Sole                      29790
Van Kampen Muni Opp Trust  FUND     920935103    327      20000      SH             Sole                                    20000
Van Kampen Amer Cap Adv    FUND     921124103    362      22500      SH             Sole                                    22500
Muni
Verizon Communications     COM      92343V104    3326     102541     SH             Sole                      38822         63719
Wachovia Corp              COM      929903102    487      11825      SH             Sole                      8425          3400
Wal Mart Stores, Inc.      COM      931142103    3599     64454      SH             Sole                      60504         3950
Walgreen Company           COM      931422109    6248     203889     SH             Sole                      106120        97769
Wells Fargo & Co.          COM      949746101    8974     174271     SH             Sole                      75226         99045
William Wrigley Jr Co      COM      982526105    450      8145       SH             Sole                                    8145
Zimmer Holdings            COM      98956P102    258      4682       SH             Sole                      2454          2228